Changes in Significant Accounting Policies - Additional Information (Detail) - EUR (€)			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Lease incentives			€ 635,000	€ 1,515,000	€ 1,799,000
IFRS 16 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Impact on retained earnings	€ 0	€ 0
Lease incentives			€ 635,000	€ 1,515,000